RESTRUCTURING CHARGES - Restructuring Reserve - Q2 (Details) $ in Millions		6 Months Ended	12 Months Ended
	Dec. 30, 2013 job_position	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) job_position	Dec. 31, 2013 USD ($)
Restructuring Reserve [Roll Forward]
Balance Beginning of Year		$ 11.8	$ 14.0	$ 13.7
(Income) Expense, Net		1.8	10.5	23.4
Foreign Currency Translation		0.0	(0.3)	(0.5)
Cash utilized, net		(3.7)	(12.4)	(22.6)
Non-cash utilized, net		(0.1)	0.0	0.0
Balance End of Year		9.8	11.8	14.0	$ 13.7
Efficiency Program [Member]
Restructuring Reserve [Roll Forward]
Cash utilized, net		(1.6)	(2.8)
Efficiency Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year		6.6	0.0
(Income) Expense, Net		0.6	9.4
Foreign Currency Translation		0.0	0.0
Cash utilized, net		(1.2)	(2.8)
Non-cash utilized, net		0.0	0.0
Balance End of Year		6.0	6.6	0.0
Efficiency Program [Member] | Other [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year		0.1	0.0
(Income) Expense, Net		0.6	0.1
Foreign Currency Translation		0.0	0.0
Cash utilized, net		(0.4)	0.0
Non-cash utilized, net		(0.1)	0.0
Balance End of Year		0.2	0.1	0.0
Integration Program [Member]
Restructuring Reserve [Roll Forward]
Cash utilized, net			(6.7)	(9.6)
Integration Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year		0.8	9.6	0.0
(Income) Expense, Net		0.0	(3.4)	17.3
Foreign Currency Translation		0.0	(0.2)	(0.1)
Cash utilized, net		(0.8)	(5.2)	(7.6)
Non-cash utilized, net		0.0	0.0	0.0
Balance End of Year		0.0	0.8	9.6	0.0
Integration Program [Member] | Other [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year		0.1	0.1	0.0
(Income) Expense, Net		0.0	0.6	1.6
Foreign Currency Translation		0.0	0.0	0.0
Cash utilized, net		0.0	(0.6)	(1.2)
Non-cash utilized, net		0.0	0.0	(0.3)
Balance End of Year		0.1	0.1	0.1	0.0
December 2013 Program [Member]
Restructuring Reserve [Roll Forward]
Cash utilized, net			0.0	$ (15.5)	(0.1)
Number of positions eliminated | job_position	1,100			1,100
December 2013 Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year		1.2	1.2	$ 9.0
(Income) Expense, Net		0.0	0.0	(0.5)
Foreign Currency Translation		0.0	0.0	(0.2)
Cash utilized, net		0.0	0.0	(7.3)
Non-cash utilized, net		0.0	0.0	0.2
Balance End of Year		1.2	1.2	1.2	9.0
December 2013 Program [Member] | Other [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year		0.0	0.0	0.5
(Income) Expense, Net		0.0	0.0	(0.2)
Foreign Currency Translation		0.0	0.0	0.0
Cash utilized, net		0.0	0.0	(0.3)
Non-cash utilized, net		0.0	0.0	0.0
Balance End of Year		0.0	0.0	0.0	0.5
Other Immaterial Actions [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year		2.3	3.1	2.7
(Income) Expense, Net		0.3	1.7	5.0
Foreign Currency Translation		0.0	(0.1)	(0.2)
Cash utilized, net		(1.0)	(2.4)	(4.5)
Non-cash utilized, net		0.0	0.0	0.1
Balance End of Year		1.6	2.3	3.1	2.7
Other Immaterial Actions [Member] | Other [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year		0.7	0.0	1.5
(Income) Expense, Net		0.3	2.1	0.2
Foreign Currency Translation		0.0	0.0	0.0
Cash utilized, net		(0.3)	(1.4)	(1.7)
Non-cash utilized, net		0.0	0.0	0.0
Balance End of Year		$ 0.7	$ 0.7	$ 0.0	$ 1.5